Investment Securities - Investments by Contractual Maturity Date (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Amortized Cost, Available-for-sale securities
Amortized Cost	$ 3,016,432	$ 2,350,864
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	37,273	19,686
Gross unrealized loss	(4,263)	(9,602)
Fair Value, Available-for-sale securities
Fair Value	3,049,442	2,360,948
Yield, Available-for-sale securities
Yield	1.99%	1.70%
Amortized Cost, Held-to-maturity securities
Amortized Cost	1,548,265	1,654,666
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	4,855	3,387
Gross unrealized losses	(53,902)	(75,204)
Fair Value, Held-to-maturity securities
Fair Value	1,499,218	1,582,849
Yield, Held-to-maturity securities
Without a single maturity date	3.13%
Yield		3.14%
Investments	4,564,697	4,005,530
Gross unrealized gains on investments	42,128	23,073
Gross unrealized losses on investments	(58,165)	(84,806)
Fair value of investments	4,548,660	3,943,797
Yield on investments	2.38%	2.30%
Proceeds from available-for-sale securities	0	43,198	2,257,913
Gain (loss) on sale of securities		0	95,234
Term of contractual due dates of substantially all mortgage-backed securities	25 years
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	1,642,718	190,357
Obligations of U.S. government
Amortized Cost, Available-for-sale securities
1 to 5 years	171,154	61,002
5 to 10 years	203,317	129,219
Over 10 years	354,828	344,571
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	2,585	3,393
Gross unrealized gains, 5 to 10 years	300	0
Gross unrealized gains, over 10 years	1,028	0
Gross unrealized losses, 1 to 5 years	(748)	(252)
Gross unrealized losses, 5 to 10 years	(102)	(1,547)
Gross unrealized losses, over 10 years	(419)	(2,411)
Fair Value, Available-for-sale securities
1 to 5 years	172,991	64,143
5 to 10 years	203,515	127,672
Over 10 years	355,437	342,160
Yield, Available-for-sale securities
1 to 5 years	1.26%	1.98%
5 to 10 years	1.45%	0.86%
Over 10 years	1.25%	0.93%
Equity Securities
Amortized Cost, Available-for-sale securities
1 to 5 years	100,500	500
5 to 10 years	0	100,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	887	11
Gross unrealized gains, 5 to 10 years	0	726
Gross unrealized losses, 1 to 5 years	0	0
Gross unrealized losses, 5 to 10 years	0	0
Fair Value, Available-for-sale securities
1 to 5 years	101,387	511
5 to 10 years	0	100,726
Yield, Available-for-sale securities
1 to 5 years	1.90%	2.17%
5 to 10 years	0.00%	1.80%
Corporate debt securities
Amortized Cost, Available-for-sale securities
Within 1 year	15,000	19,500
1 to 5 years	302,540	317,190
5 to 10 years	138,201	113,060
Over 10 years	50,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	75	3
Gross unrealized gains, 1 to 5 years	2,372	1,980
Gross unrealized gains, 5 to 10 years	1,789	1,180
Gross unrealized gains, over 10 years	0
Gross unrealized losses, within 1 year	0	0
Gross unrealized losses, 1 to 5 years	0	(130)
Gross unrealized losses, 5 to 10 years	(970)	(768)
Gross unrealized losses, over 10 years	0
Fair Value, Available-for-sale securities
Within 1 year	15,075	19,503
1 to 5 years	304,912	319,040
5 to 10 years	139,020	113,472
Over 10 years	50,000
Yield, Available-for-sale securities
Within 1 year	1.00%	0.49%
1 to 5 years	0.71%	0.75%
5 to 10 years	1.43%	1.53%
Over 10 years	3.00%
Yield, Held-to-maturity securities
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	24,155	9,763
Municipal Bonds
Amortized Cost, Available-for-sale securities
Over 10 years	20,402	20,422
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, over 10 years	3,279	2,123
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
Over 10 years	23,681	22,545
Yield, Available-for-sale securities
Over 10 years	6.45%	6.45%
Agency pass through mortgage-backed securities
Amortized Cost, Available-for-sale securities
Without single maturity date	1,561,639	1,245,400
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	24,893	10,270
Gross unrealized losses, without single maturity date	(2,024)	(4,494)
Fair Value, Available-for-sale securities
Without single maturity date	1,584,508	1,251,176
Yield, Available-for-sale securities
Without single maturity date	2.57%	2.18%
Amortized Cost, Held-to-maturity securities
Without single maturity date	1,548,265	1,654,666
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	4,855	3,387
Gross unrealized losses, without single maturity date	(53,902)	(75,204)
Fair Value, Held-to-maturity securities
Without single maturity date	1,499,218	1,582,849
Yield, Held-to-maturity securities
Without a single maturity date	3.13%	3.14%
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	1,509,209	166,503
Commercial Mortgage Backed Securities [Member]
Amortized Cost, Available-for-sale securities
Without single maturity date	98,851
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	65
Fair Value, Available-for-sale securities
Without single maturity date	$ 98,916
Yield, Available-for-sale securities
Without single maturity date	1.49%